Payroll, staff and employee benefits obligations - Recognized in income and comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Actuarial (gains) / losses
Benefit amounts recognized on equity	$ (20)	$ 114	$ (574)
Pension benefits
Employee benefits obligations
Current service cost	191	178	202
Past service cost	60	47	27
Settlements	2	2	7
Net interest cost	21	28	5
Benefit amounts recognized on profit and loss	274	255	241
Actuarial (gains) / losses
Effect of changes in demographic assumptions	(69)	4	1
Effect of changes in financial assumptions	(425)	188	(2,617)
Effect of experience adjustments	217	204	111
Actual return on plan assets	303	(272)	2,083
Effect of asset ceiling	(16)	(3)	3
Benefit amounts recognized on equity	11	121	(419)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	284	376	(178)
Other benefits
Employee benefits obligations
Current service cost	8	12	15
Past service cost	0		9
Net interest cost	19	20	12
Benefit amounts recognized on profit and loss	27	32	36
Actuarial (gains) / losses
Effect of changes in demographic assumptions	(4)	(8)	(9)
Effect of changes in financial assumptions	(24)	(7)	(138)
Effect of experience adjustments	(2)	8	(8)
Benefit amounts recognized on equity	(30)	(6)	(155)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	$ (3)	$ 25	$ (119)